Impairment loss on financial assets	12 Months Ended
Apr. 30, 2025
Impairment Loss On Financial Assets
Impairment loss on financial assets

17. Impairment loss on financial assets

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD
Allowance/(Reversal) of expected credit losses for
- Trade receivables (Note 7)	50,748	8,834	(9,727)	(7,451)
- Other receivables (Note 7)	119,582	79,721	-	-
- Contract assets (Note 8)	2,491	812	14,814	11,348
	172,821	89,367	5,087	3,897